Long-term Debt (Details 2) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Secured contingent payment obligation, beginning of period	$ 25,557	$ 15,896	$ 14,185
Proceeds from contingent payment obligation	0	4,000	1,000
Change in fair value	(823)	5,661	711
Secured contingent payment obligation, end of period	$ 24,734	$ 25,557	$ 15,896